Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES
Cash receipts from clients	$ 4,934.2	$ 4,367.6
Cash paid to suppliers	(1,716.9)	(1,706.3)
Cash paid to employees	(2,658.6)	(2,375.3)
Interest received	3.7	2.7
Interest paid	(71.6)	(30.5)
Finance costs paid	(5.7)	(5.5)
Income taxes paid	(47.4)	(59.0)
Income taxes recovered	12.2	11.5
Cash flows from operating activities from continuing operations	449.9	205.2
Cash flows from (used in) operating activities from discontinued operations	2.6	(32.6)
Net cash flows from operating activities	452.5	172.6
CASH FLOWS FROM (USED IN) INVESTING ACTIVITIES
Business acquisitions, net of cash acquired	(77.1)	(80.2)
Proceeds on leasehold improvements		10.1
Proceeds on disposition of a subsidiary		28.8
Cash sold on disposition of subsidiary		(49.1)
Purchase of intangible assets	(3.6)	(9.4)
Purchase of property and equipment	(56.7)	(124.8)
Other	2.2	3.7
Cash flows used in investing activities from continuing operations	(135.2)	(220.9)
Cash flows used in investing activities from discontinued operations		(3.2)
Net cash flows used in investing activities	(135.2)	(224.1)
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES
(Repayment of) proceeds from revolving credit facility	(80.3)	312.3
Repayment of term loan		(150.0)
Repayment of notes payable and other long-term debt	(40.8)	(42.3)
Cash payments for the principal portion of lease liabilities	(116.7)
Proceeds from lease inducements	50.4
Payment of software financing obligations	(12.3)	(14.8)
Repurchase of shares for cancellation	(41.2)	(74.7)
Proceeds from issue of share capital	18.9	6.9
Payment of dividends to shareholders	(64.0)	(61.3)
Cash flows used in financing activities from continuing operations	(286.0)	(23.9)
Cash flows used in financing activities from discontinued operations		(0.1)
Net cash flows used in financing activities	(286.0)	(24.0)
Foreign exchange (loss) gain on cash held in foreign currency	(12.5)	21.2
Net increase (decrease) in cash and cash equivalents	18.8	(54.3)
Cash and cash equivalents, beginning of the year	185.2	239.5
Cash and cash equivalents, end of the year	$ 204.0	$ 185.2